Income tax	12 Months Ended
Sep. 30, 2025
Income tax
Income tax

Note 7.Income tax

Accounting policy

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in OCI, in which case it is recognised in the statement of comprehensive income. As the Bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.

Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.

Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.

Deferred tax is not recognised for the following temporary differences:

●
The initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
●
The initial recognition of goodwill in a business combination; and
●
Retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Current and deferred tax are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Note 7.Income tax (Continued)

Income tax expense

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Profit before income tax	10,044	10,107	10,305	8,985	9,216
Tax at the Australian company tax rate of 30%	3,013	3,032	3,092	2,696	2,765
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	129	139	117	129	139
Dividend adjustments	1	-	3	(295)	(379)
Other non-assessable items	(1)	(4)	(9)	(1)	(3)
Other non-deductible items	24	25	49	16	23
Adjustment for overseas tax rates	(15)	(27)	(25)	6	(4)
Income tax (over)/under provided in prior years	-	(20)	7	-	(13)
Other items[a]	(40)	(28)	(130)	(62)	(3)
Total income tax expense	3,111	3,117	3,104	2,489	2,525
Income tax expense comprises:
Current income tax	3,128	3,125	3,009	2,559	2,520
Movement in deferred tax	(17)	12	88	(70)	18
Income tax (over)/under provision in prior years	-	(20)	7	-	(13)
Total income tax expense	3,111	3,117	3,104	2,489	2,525
Total Australia	2,614	2,632	2,637	2,449	2,480
Total Overseas	497	485	467	40	45
Total income tax expense	3,111	3,117	3,104	2,489	2,525

a.	2023 included $86 million (Parent Entity: nil) related to the sale of Advance Asset Management Limited.

The effective tax rate was 30.97% in 2025 (2024: 30.84%, 2023: 30.12%).

International Tax Reform – Pillar Two Model Rules

Pillar Two introduces new ‘top-up’ taxes for multinational enterprises (MNEs) within the scope of the rules to ensure that these MNEs pay a minimum effective rate of tax of 15% on profits in all jurisdictions.

Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which Westpac operates and became effective for the Group for the financial year beginning 1 October 2024.

The Group has recognised a current tax expense for Pillar Two top-up tax obligations of $7 million for the year ended 30 September 2025 which is included in the above total income tax expense. The Group has applied the mandatory temporary exception from recognising and disclosing Pillar Two deferred taxes under AASB 112.

Tax assets

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Current tax assets	20	13	17	13
Deferred tax assets	2,058	2,147	1,826	1,883
Total tax assets	2,078	2,160	1,843	1,896

Tax liabilities

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Current tax liabilities	137	569	61	408
Total tax liabilities	137	569	61	408

Note 7.Income tax (Continued)

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Amounts recognised in the income statements and opening retained profits
Provision for ECL on loans and credit commitments	1,481	1,519	1,312	1,314
Provision for long service leave, annual leave and other employee benefits	422	407	405	388
Property and equipment	190	203	192	192
Other provisions	195	167	172	141
Lease liabilities	518	576	456	508
All other liabilities	188	222	173	205
Total amounts recognised in the income statements and opening retained profits	2,994	3,094	2,710	2,748
Amounts recognised directly in OCI
Investment securities	83	206	83	206
Total amounts recognised directly in OCI	83	206	83	206
Gross deferred tax assets	3,077	3,300	2,793	2,954
Set-off of deferred tax assets and deferred tax liabilities	(1,019)	(1,153)	(967)	(1,071)
Net deferred tax assets	2,058	2,147	1,826	1,883
Movements
Balance as at beginning of year	2,147	2,095	1,883	1,957
Recognised in the income statements	(100)	(68)	(38)	(74)
Recognised in OCI	(123)	119	(123)	119
Set-off of deferred tax assets and deferred tax liabilities	134	1	104	(119)
Balance as at end of year	2,058	2,147	1,826	1,883

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	18	112	12	106
Property and equipment	514	538	464	482
All other assets	233	232	236	232
Total amounts recognised in the income statements and opening retained profits	765	882	712	820
Amounts recognised directly in OCI
Cash flow hedges	211	233	214	214
Defined benefit	43	38	41	37
Total amounts recognised directly in OCI	254	271	255	251
Gross deferred tax liabilities	1,019	1,153	967	1,071
Set-off of deferred tax assets and deferred tax liabilities	(1,019)	(1,153)	(967)	(1,071)
Net deferred tax liabilities	-	-	-	-
Movements
Balance as at beginning of year	-	-	-	-
Recognised in the income statements	(117)	(56)	(108)	(56)
Recognised in OCI	(17)	55	4	175
Set-off of deferred tax assets and deferred tax liabilities	134	1	104	(119)
Balance as at end of year	-	-	-	-

Note 7.Income tax (Continued)

Unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The tax effect of the gross balances disclosed below would be based on the corporate tax rates applicable in the relevant jurisdictions, which range between 15% and 40%.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Deductible temporary differences
Tax losses on revenue account	414	422	414	422
Tax losses on capital account	424	265	380	150
Taxable temporary differences
Retained earnings of subsidiaries that would be subject to withholding tax if distributed	401	402	-	-